UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Bank of America, N.A.
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__X__   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from
January 1, 2009      to      December 31, 2011.

Date of Report (Date of earliest event reported) ______________________
Commission File Number of securitizer:    ______________________

Central Index Key Number of securitizer:  0001102113

David Fallick, 646.855.1767
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c) (1) [   ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1 (c) (2) (i) [   ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c) (2) (ii) [   ]

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

o
For Initial Filing Period -Securitizer has repurchase activity to report for the initial period pursuant to Rule 15Ga-1(c)(1).  Footnotes 2(a), 2(b) and 3(c) were revised to respond to comments we received from the Securities and Exchange Comission.  No other changes were made.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

o	For Initial Filing Period – N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

o	For Initial Filing Period – N/A

ITEM 2.01 – Exhibits.

The following is filed as an Exhibit to this Report under ABS-15G/A:

ABS-15G Table
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Bank of America, N.A.
Sponsor

By:              /s/  David Fallick

Name: David Fallick
Title: Managing Director
(Senior Officer in Charge of Securitization)